Summary of Significant Accounting Policies and Organization - Schedule of Concentration of Credit Risk (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales						$ 401,620
Customer Concentration Risk [Member] | Customer A [Member]
Concentration risk						100.00%
Sales						$ 401,620